Deferred income tax - Deferred tax asset related to tax losses carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Expiration date, December 31, 2025
Deferred income tax
Deferred tax asset that shall expire		$ 73,344
Expiration date, December 31, 2026
Deferred income tax
Deferred tax asset that shall expire	$ 2,028	1,095
Expiration date, December 31, 2027
Deferred income tax
Deferred tax asset that shall expire		38,320
Expiration date, December31, 2028
Deferred income tax
Deferred tax asset that shall expire	47,070	30,384
Expiration date, December 31, 2030
Deferred income tax
Deferred tax asset that shall expire	269
Tax loss carry forwards
Deferred income tax
Deferred tax asset that do not expire	9,500	62,300
Deferred tax asset that shall expire	$ 49,300	$ 143,100